UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE


Report for the Quarter Ended: June 30, 2007

Check here if Amendment [   ]; Amendment Number:____
This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:		Provident Trust Company
Address:	N16 W23217 Stone Ridge Drive, Suite 310
		Waukesha, WI  53188

Form 13F File No.:	028-06481

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, tatements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	James Scott Harkness
Title:	President
Phone:	(262) 521-2330
Signature, Place, and Date of Signing:

  s/J.Scott Harkness/s	         Waukesha, Wisconsin    	 07/20/07
      (Signature)		       (City/State)		 (Date)

Report Type (Check only one.):

[ X ]	13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[   ]	13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]	13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	None

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:			0

Form 13F Information Table Entry Total:		103

Form 13F Information Table Value Total:		$ 810,962
(in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report:		None


PROVIDENT TRUST COMPANY
SEC #801-58213
June 30, 2007
													Voting Authority
				Type of	Cusip		Shares/		Value		Investment	Otr
Name of Issuer			Class			Prin Amt	(x 1,000)	Descretion	Mgr	Sole	Shared	None

ABBOTT LABS COM			Com	002824100	3,303		177		Sole		3,303
ACCENTURE LTD-CLS A 		Com	G1150G111	959,655		41,160		Sole		959,655
ACTUANT CORPORATION		Com	00508X203	1,300		82		Sole		1,300
AFLAC INC			Com	001055102	9,930		510		Sole		9,930
AMERICAN EXPRESS CO		Com	025816109	1,477		90		Sole		1,477
AMERICAN INTL GROUP INC		Com	026874107	2,800		196		Sole		2,800
ANICOM INC			Com	035250109	4,000		0		Sole		4,000
APPLE COMPUTER INC		Com	037833100	100		12		Sole		100
APW LTD				Com	G04397108	12,250		0		Sole		12,250
ASSOCIATED BANC CORP		Com	045487105	2,607		85		Sole		2,607
BANK OF AMERICA CORP		Com	060505104	5,468		267		Sole		5,468
BAXTER INTL INC			Com	071813109	3,000		169		Sole		3,000
BEMIS INC			Com	081437105	8,000		265		Sole		8,000
BERKSHIRE HATHAWAY INC CL B	Com	084670207	10		36		Sole		10
BIOMET INC			Com	090613100	23,080		1,055		Sole		23,080
BOSTON SCIENTIFIC CORP		Com	101137107	6,800		104		Sole		6,800
BP PLC SPON ADR			Com	055622104	6,614		477		Sole		6,614
BRADY CORPORATION CL A		Com	104674106	12,000		446		Sole		12,000
CHEVRON CORP 			Com	166764100	4,400		371		Sole		4,400
CISCO SYS INC			Com	17275R102	574,835		16,009		Sole		574,835
CITADEL BRODCSTING CORP		Com	17285T106	205		1		Sole		205
CITIGROUP INC 			Com	172967101	7,450		382		Sole		7,450
CITIZENS REPUBLIC BANKCORP INC	Com	174420109	3,465		63		Sole		3,465
CLARENT CORP			Com	180461105	120		0		Sole		120
COGNIZANT TECHNLGY SLTIONS CL A	Com	192446102	150		11		Sole		150
COMCAST CORP CL A		Com	20030N101	172		5		Sole		172
CONOCOPHILLIPS			Com	20825C104	2,000		157		Sole		2,000
COSTCO WHSL CORP NEW		Com	22160K105	240		14		Sole		240
CUMMINS INC			Com	231021106	4		0		Sole		4
DANAHER CORP			Com	235851102	200		15		Sole		200
DEVRY, INC			Com	251893103	3,412		116		Sole		3,412
DISNEY WALT CO			Com	254687106	2,670		91		Sole		2,670
DU PONT E I DE NEMOURS		Com	263534109	2,851		145		Sole		2,851
EBAY INC COM			Com	278642103	1,700		55		Sole		1,700
ELECTRONIC TELE-COMM, INC	Com	285861100	2,000		0		Sole		2,000
EMAGEON INC			Com	20976V109	26,333		238		Sole		26,333
EXPRESS SCRIPTS INC		Com	302182100	1,343,982	67,213		Sole		1,343,982
EXXON MOBIL CORP 		Com	30231G102	4,264		358		Sole		4,264
FASTENAL CO			Com	311900104	1,239,140	51,870		Sole		1,239,140
FISERV INC			Com	337738108	3,650		207		Sole		3,650
FOREST LABS INC			Com	345838106	4,000		183		Sole		4,000
FRANKLIN RES INC		Com	354613101	345,280		45,739		Sole		345,280
GAP, INC			Com	364760108	168		3		Sole		168
GENERAL ELEC CO 		Com	369604103	30,665		1,174		Sole		30,665
GOLDMAN SACHS GROUP		Com	38141G104	75		16		Sole		75
GRAINGER W W INC		Com	384802104	1,800		167		Sole		1,800
HARLEY DAVIDSON, INC		Com	412822108	1,000		60		Sole		1,000
HEARTLAND EXPRESS INC		Com	422347104	713,426		11,629		Sole		713,426
HELMERICH & PAYNE INC		Com	423452101	991,209		35,109		Sole		991,209
HOSPIRA INC			Com	441060100	187		7		Sole		187
ISHARES TR FTSE XINHUA HK
  CHINA 25 INDEX		Com	464287184	50		6		Sole		50
ISHARES TR MSCI EAFE INDEX FD	Com	464287465	200		16		Sole		200
I SHARES TR MSCI EMERGING
  MKTS INDEX FD			Com	464287234	75		10		Sole		75
ILLINOIS TOOL WKS INC		Com	452308109	3,600		195		Sole		3,600
INPHONIC INC			Com	45772G105	26,600		124		Sole		26,600
INTEL CORP			Com	458140100	6,600		157		Sole		6,600
INTERPUBLIC GRP COS, INC	Com	460690100	2,033		23		Sole		2,033
ISTAR FINL, INC			Com	45031U101	2,500		111		Sole		2,500
ITT INDS, INC. IND		Com	450911102	1,000		68		Sole		1,000
JACOBS ENGR GROUP INC		Com	469814107	1,076,635	61,917		Sole		1,076,635
JOHNSON & JOHNSON		Com	478160104	5,200		320		Sole		5,200
JOHNSON CONTROLS		Com	478366107	2,996		347		Sole		2,996
JP MORGAN CHASE & CO		Com	46625H100	7,665		371		Sole		7,665
KOHLS CORPORATION 		Com	500255104	770,770		54,748		Sole		770,770
MAGNUSON COMPUTER SYS INC	Com	559726104	1,000		0		Sole		1,000
MANPOWER INC			Com	56418H100	655,305		60,445		Sole		655,305
MANULIFE FINANCIAL CORP		Com	56501R106	1,318		49		Sole		1,318
MARSHALL & ILSLEY CORP		Com	571834100	35,712		1,701		Sole		35,712
METRO AIRLINES INC		Com	591905203	11		0		Sole		11
NEWPORT CORP			Com	651824104	3,000		46		Sole		3,000
OUTSOURCE INTL INC		Com	690131107	1,000		0		Sole		1,000
PENNEY JC INC			Com	708160106	591,470		42,811		Sole		591,470
PEPSICO, INC			Com	713448108	1,000		65		Sole		1,000
PHARMACEUTICAL PROD		Com	717124101	307,750		11,778		Sole		307,750
PRINCIPAL FINANCIAL GROUP, INC	Com	74251V102	116		7		Sole		116
PROCTER & GAMBLE CO		Com	742718109	11,579		709		Sole		11,579
PRUDENTIAL FINL INC		Com	744320102	3,000		292		Sole		3,000
QUADREX CORP			Com	747309102	2,000		0		Sole		2,000
RESMED INC			Com	761152107	1,002,995	41,384		Sole		1,002,995
ROBERT HALF INTL 		Com	770323103	1,323,992	48,326		Sole		1,323,992
ROCKWELL AUTOMATION		Com	773903109	786,056		54,584		Sole		786,056
SCHLUMBERGER LTD 		Com	806857108	100		8		Sole		100
SCHWAB CHARLES CP NEW		Com	808513105	2,707,112	55,550		Sole		2,707,112
SEAGATE TECHNOLOGY ESCROW	Com	811804988	9		0		Sole		9
SMF ENERGY CORP			Com	811804988	1,000		1		Sole		1,000
STRYKER CORP			Com	863667101	15,884		1,002		Sole		15,884
SUN LIFE FINANCIAL, INC		Com	866796105	417		20		Sole		417
SYSCO CORP			Com	871829107	2,460		81		Sole		2,460
T. ROWE PRICE GROUP INC		Com	74144T108	838,405		43,505		Sole		838,405
TANKNOLOGY-NDE INTL INC		Com	87583E101	500		0		Sole		500
TARGET CORP			Com	87612E106	350		22		Sole		350
TEXAS INSTRS INC 		Com	882508104	300		11		Sole		300
TRAVELERS COS INC		Com	89417E109	35		2		Sole		35
UNITED TECHNOLOGIES CORP	Com	913017109	2,000		142		Sole		2,000
US BANCORP 			Com	920973304	3,169		104		Sole		3,169
WAL MART STORES INC		Com	931142103	200		10		Sole		200
WALGREEN CO 			Com	931422109	1,215,990	52,944		Sole		1,215,990
WARREN RESOURCES, INC		Com	93564A100	3,448		40		Sole		3,448
WEATHERFORD INTERNATIONAL LTD	Com	G95089101	5,130		283		Sole		5,130
WM WRIGLEY JR			Com	982526105	1,200		66		Sole		1,200
WRIGLEY, WM JR, CL B		Com	982526204	300		16		Sole		300

									810,962